Schedule of Investments (unaudited)	BlackRock Ultra Short-Term Bond ETF
January 31, 2021	(Formerly iShares® Ultra Short-Term Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Asset-Backed Securities
CarMax Auto Owner Trust
Series 2020-1, Class A2, 1.87%, 04/17/23 (Call 10/15/23)	$1,968	$1,980,927
Series 2020-3, Class A2A, 0.49%, 06/15/23 (Call 10/15/23)	6,470	6,479,318
Series 2020-3, Class A2B, 0.39%, 06/15/23 (Call 10/15/23), (1 mo. LIBOR US + 0.250%)(a)	1,830	1,831,171
Series 20-4, Class A2A, 0.31%, 01/16/24 (Call 10/15/24)	14,100	14,110,827
Ford Credit Auto Lease Trust, Series 2020-B, Class A2A, 0.50%, 12/15/22 (Call 01/15/23)	22,901	22,932,209
Ford Credit Auto Owner Trust, Series 2020-B, Class A2, 0.50%, 02/15/23 (Call 09/15/23)	5,816	5,823,329
Honda Auto Receivables Owner Trust
Series 2020-2, Class A2, 0.74%, 11/15/22 (Call 08/15/23)	3,848	3,856,712
Series 20-3, Class A2, 0.27%, 02/21/23 (Call 10/18/23)	11,990	11,999,297
Total Asset-Backed Securities — 1.3% (Cost: $68,920,294)		69,013,790

Certificates of Deposit

Banco Santander SA/New York, 0.37%, 02/11/21, (3 mo. LIBOR US + 0.160%)(a)	4,500	4,500,231
Bank of America N.A.
0.29%, 10/01/21(a)	8,750	8,750,281
0.30%, 01/10/22(a)(b)	7,900	7,900,225
Bank of Montreal/Chicago IL
0.26%, 08/10/21, (3 mo. LIBOR US + 0.050%)(a)	25,000	25,007,827
0.28%, 10/06/21, (3 mo. LIBOR US + 0.040%)(a)	22,000	22,007,418
0.33%, 11/18/21(a)	5,000	5,003,996
Bank of Nova Scotia/Houston, 0.31%, 08/23/21, (3 mo. LIBOR US + 0.100%)(a)	15,000	15,005,856
Barclays Bank PLC
0.33%, 02/01/22	10,000	10,000,000
0.36%, 12/31/21	15,250	15,263,196
0.45%, 03/15/21	10,000	10,003,683
0.55%, 02/19/21, (3 mo. LIBOR US + 0.420%)(a)	9,000	9,002,257
0.70%, 02/01/21	15,000	15,000,803
1.25%, 03/03/21	7,000	7,007,040
Bayerische Landesbank/New York
0.25%, 02/19/21	10,000	10,000,769
0.69%, 02/03/22, (3 mo. LIBOR US + 0.470%)(a)	20,000	20,064,390
BNP Paribas SA/New York NY, 0.46%, 02/01/21, (3 mo. LIBOR US + 0.250%)(a)	17,000	17,000,000
Canadian Imperial Bank of Commerce
0.26%, 11/08/21, (3 mo. LIBOR US + 0.050%)(a)	10,000	10,002,298
0.32%, 12/13/21(a)	3,000	3,001,806
0.36%, 07/23/21, (3 mo. LIBOR US + 0.140%)(a)	13,000	13,007,928
0.39%, 08/06/21, (3 mo. LIBOR US + 0.160%)(a)	3,500	3,502,710
0.39%, 08/06/21, (3 mo. LIBOR US + 0.160%)(a)	10,000	10,007,744
Citibank N.A., 0.25%, 09/08/21	1,000	1,000,338
Cooperatieve Rabobank UA/NY, 0.27%, 10/20/21, (3 mo. LIBOR US + 0.050%)(a)	17,000	17,007,275
Credit Agricole Corporate and Investment Bank/New York
0.45%, 07/15/21, (3 mo. LIBOR US + 0.210%)(a)	7,000	7,006,925
0.48%, 11/15/21, (SOFRRATE + 0.400%)(a)	6,500	6,507,663
0.71%, 09/09/21, (3 mo. LIBOR US + 0.480%)(a)	12,425	12,460,507
Credit Industriel et Commercial/New York
0.25%, 08/13/21	5,000	5,001,762
Security	Par (000)	Value

0.31%,04/20/21, (3 mo. LIBOR US + 0.090%)(a)	$13,000	$13,003,335
0.40%,02/26/21	8,000	8,001,865
0.40%,06/09/21, (3 mo. LIBOR US + 0.170%)(a)	5,000	5,003,297
0.42%,06/18/21, (3 mo. LIBOR US + 0.180%)(a)	10,000	10,007,551
Credit Suisse AG/New York NY
0.34%,11/01/21	20,000	20,017,873
0.34%,11/16/21, (SOFRRATE + 0.300%)(a)	8,000	8,008,884
0.39%,08/03/21, (SOFRRATE + 0.350%)(a)	10,000	10,011,366
0.50%,04/01/21	10,000	10,005,637
DNB Bank ASA/New York, 0.44%, 07/19/21, (3 mo.LIBOR US + 0.220%)(a)	13,000	13,014,977
DZ Bank AG Deutsche Zentral-Genossenschaftsbank/New York, 0.42%,02/17/22, (3 mo. LIBOR US + 0.200%)(a)	27,000	26,999,998
Goldman Sachs Bank USA/New York NY, 0.50%, 02/26/21, (SOFRRATE+0.430%)(a)	4,000	4,001,188
HSBC Bank USA N.A.
0.33%,02/04/21, (3 mo. LIBOR US + 0.110%)(a)	9,000	9,000,078
0.38%,11/17/21	8,000	8,007,511
Kookmin Bank/New York
0.00%,02/07/22, (1 mo. LIBOR US + 0.250%)(a)	4,500	4,499,056
0.52%,10/22/21, (3 mo. LIBOR US + 0.300%)(a)	7,500	7,508,619
0.55%,09/07/21, (3 mo. LIBOR US + 0.320%)(a)	9,000	9,010,197
0.59%,02/17/21, (3 mo. LIBOR US + 0.370%)(a)	30,000	30,005,193
0.72%,07/22/21, (3 mo. LIBOR US + 0.500%)(a)	10,000	10,018,396
Korea Development Bank (The), 0.60%, 07/14/21, (3 mo.LIBOR US + 0.370%)(a)	13,500	13,516,283
Landesbank Baden-Wuerttemberg
0.24%, 10/22/21	15,000	14,999,004
0.25%, 02/16/21	7,000	7,000,350
Lloyds Bank Corporate Markets PLC/New York NY
0.32%,09/15/21, (3 mo. LIBOR US + 0.100%)(a)	10,000	10,003,066
0.56%,04/27/21	8,000	8,007,454
0.74%,04/26/21, (3 mo. LIBOR US + 0.520%)(a)	16,000	16,018,065
0.77%,07/19/21, (3 mo. LIBOR US + 0.550%)(a)	4,000	4,009,398
Mitsubishi UFJ Trust & Banking Corp.
0.01%,03/01/21	2,000	1,999,786
0.01%,04/07/21(c)	4,000	3,998,731
0.01%,04/16/21	5,000	4,998,065
0.25%,03/12/21	7,000	7,000,865
0.26%,05/10/21	12,000	12,002,452
0.27%,02/18/21, (1 mo. LIBOR US + 0.140%)(a)	9,000	9,000,219
Mizuho Bank Ltd./New York NY
0.28%,06/04/21	7,000	7,002,446
0.30%,02/01/21, (1 mo. LIBOR US + 0.160%)(a)	11,000	11,000,177
0.33%,10/29/21	10,000	10,006,568
0.34%,08/16/21	6,000	6,004,373
0.72%,07/16/21, (3 mo. LIBOR US + 0.500%)(a)	3,000	3,005,427
Morgan Stanley Bank N.A.
0.38%,08/25/21, (SOFRRATE + 0.300%)(a)	15,000	15,006,414
0.62%,02/19/21(a)	4,400	4,400,881
National Westminster Bank PLC, 0.01%, 03/26/21	23,000	22,995,958
Natixis SA/New York NY
0.34%, 11/16/21	10,000	10,008,862
0.36%, 12/09/21, (3 mo. LIBOR US + 0.130%)(a)	3,000	3,002,538
Nordea Bank Abp/New York NY
0.30%,01/27/23	8,000	8,030,371
0.35%,02/28/22, (3 mo. LIBOR US + 0.120%)(a)	14,500	14,515,524
0.45%,01/28/22, (3 mo. LIBOR US + 0.230%)(a)	10,000	10,020,680
0.50%,01/07/22, (3 mo. LIBOR US + 0.260%)(a)	6,500	6,515,057
0.51%,02/05/21, (3 mo. LIBOR US + 0.290%)(a)	9,848	9,848,275

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2021	(Formerly iShares® Ultra Short-Term Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Royal Bank of Canada/New York NY
0.28%, 10/08/21, (3 mo. LIBOR US + 0.050%)(a)	$26,000	$26,010,606
0.31%, 11/16/21	10,000	10,009,433
0.43%, 07/26/21	20,000	20,039,433
0.67%, 04/23/21, (3 mo. LIBOR US + 0.450%)(a)	8,000	8,008,352
Standard Chartered Bank/New York
0.01%, 08/27/21(c)	8,000	7,987,885
0.30%, 02/12/21	25,000	25,001,699
0.30%, 05/14/21	10,000	10,002,910
0.32%, 04/28/21, (3 mo. LIBOR US + 0.100%)(a)	8,000	8,001,699
0.35%, 08/24/21, (3 mo. LIBOR US + 0.150%)(a)	10,750	10,757,834
0.36%, 11/23/21,
(Update Replacements.xls: SOFRRATE + 0.320%)(a)	20,000	20,021,225
Sumitomo Mitsui Banking Corp./New York
0.56%, 11/12/21, (3 mo. LIBOR US + 0.350%)(a)	5,000	5,010,873
0.57%, 07/12/21, (3 mo. LIBOR US + 0.350%)(a)	5,000	5,007,723
0.57%, 11/05/21, (3 mo. LIBOR US + 0.350%)(a)	8,500	8,518,023
0.59%, 04/06/21, (3 mo. LIBOR US + 0.355%)(a)	6,476	6,480,248
0.59%, 11/05/21, (3 mo. LIBOR US + 0.370%)(a)	2,000	2,004,544
0.60%, 02/12/21, (3 mo. LIBOR US + 0.390%)(a)	14,474	14,475,750
0.60%, 10/12/21, (3 mo. LIBOR US + 0.380%)(a)	3,000	3,006,894
0.67%, 09/10/21, (3 mo. LIBOR US + 0.440%)(a)	5,000	5,011,987
0.70%, 07/15/22	10,000	10,009,931
Sumitomo Mitsui Trust Bank Ltd., 0.01%, 05/17/21(c)	15,000	14,990,556
Svenska Handelsbanken/New York NY
0.28%, 11/22/21	5,000	5,002,054
0.29%, 10/15/21, (3 mo. LIBOR US + 0.050%)(a)	10,000	10,004,196
0.33%, 06/16/21, (3 mo. LIBOR US + 0.110%)(a)	7,500	7,504,123
0.50%, 01/06/22, (3 mo. LIBOR US + 0.260%)(a)	14,500	14,533,489
Swedbank AB/New York, 0.27%, 10/20/21, (3 mo. LIBOR US + 0.050%)(a)	10,000	10,002,139
Toronto-Dominion Bank/NY
0.30%, 08/24/21, (3 mo. LIBOR US + 0.100%)(a)	10,000	10,005,045
0.30%, 10/08/21 (Call 07/08/21), (3 mo. LIBOR US + 0.700%)(a)	15,000	15,002,581
0.37%, 07/07/21	5,000	5,004,560
0.40%, 08/16/21	8,000	8,009,986
0.43%, 07/28/21	20,000	20,025,978
0.43%, 08/03/21	13,000	13,017,381
0.62%, 04/26/21, (3 mo. LIBOR US + 0.400%)(a)	5,000	5,004,839
1.13%, 04/14/21	10,000	10,020,908
UBS AG/Stamford CT, 1.38%, 04/16/21	10,000	10,026,091
Total Certificates of Deposit — 21.4%
(Cost: $1,112,704,675)		1,113,588,213
Commercial Paper
Alinghi Funding Co. LLC
0.00%, 08/12/21(c)	5,000	4,993,771
0.00%, 10/08/21(c)	7,000	6,987,897
Amcor Flexibles North America Inc.
0.00%, 02/16/21(c)	9,000	8,999,145
0.00%, 02/17/21(c)	3,579	3,578,641
American Electric Power Co. Inc.
0.00%, 02/16/21(c)(d)	32,000	31,997,120
0.00%, 02/18/21(c)	25,000	24,997,403
0.00%, 03/18/21(c)	2,700	2,699,194
American Honda Finance Corp.
0.00%, 03/16/21(c)	9,500	9,496,905
0.25%, 02/16/21(c)	10,000	9,998,770
Security	Par (000)	Value

ANZ New Zealand Int’l Ltd./London,0.31%,08/26/21,
(3 mo.LIBOR US+0.090%)(a)	$10,000	$10,003,303
ASB Finance Ltd./London,0.00%,07/22/21(c)	7,000	6,994,654
AT&T Inc.
0.00%,10/19/21(c)	3,000	2,992,789
0.00%,12/14/21(c)	74,000	73,756,727
0.00%,12/16/21(c)	12,000	11,960,196
Avangrid Inc.,0.00%, 02/04/21(c)	20,000	19,999,500
Banco Santander SA,0.38%,02/01/21(a)	6,000	6,000,138
Barclays Capital Inc.,0.00%,01/18/22(c)	25,000	24,933,871
BASF SE,0.24%,03/30/21(c)	15,000	14,996,000
Bedford Row Funding Corp.,0.00%,04/12/21(c)	10,000	9,996,573
Bell Canada,0.22%,03/22/21(c)	28,000	27,992,922
BNZ International Funding Ltd./London,0.00%,09/10/21(c) .	4,750	4,744,916
BPCE SA
0.00%,05/13/21(c)	10,000	9,995,811
0.00%,06/16/21(c)	5,000	4,997,010
0.00%,07/01/21(c)	10,000	9,993,200
0.00%,12/01/21(c)	12,000	11,978,580
0.00%,12/09/21(c)	8,000	7,985,347
Brookfield Renewable Partners LP
0.00%,02/01/21(c)	9,080	9,079,887
0.00%,02/11/21(c)	15,000	14,999,106
0.00%,03/22/21(c)	7,900	7,897,387
0.00%,03/26/21(c)	7,320	7,317,324
Caisse d’Amortissement de la Dette Sociale
0.00%,06/15/21(c)	15,000	14,990,810
0.00%,07/23/21(c)	5,000	4,991,255
Canadian Imperial Bank of Commerce, 0.28%, 08/03/21, (3 mo.LIBOR US + 0.070%)(a)	20,000	20,006,028
Cancara Asset Security LLC,0.00%, 05/24/21(c)	2,000	1,998,735
Centerpoint Energy Resources Corp., 0.00%,02/11/21(c)	8,000	7,999,639
Coca-Cola Co. (The),0.00%,02/11/21(c)	5,000	4,999,838
Collateralized Commpercial Paper Flex Co. LLC,0.00%, 12/06/21(c)	6,000	5,986,316
Collateralized Commpercial Paper V Co., 0.00%, 08/19/21(c)	10,000	9,986,814
Concord Minutemen Capital Co. LLC, 0.00%, 06/14/21(c)	5,000	4,995,656
Crown Point Capital Co. LLC
0.33%,01/12/22	13,250	13,256,316
0.39%,12/08/21(a)	9,000	9,000,758
DBS Bank Ltd., 0.00%, 04/01/21(c)	17,000	16,995,872
DBS Group Holdings Ltd., 0.00%, 09/07/21(c)	22,700	22,682,023
Enbridge Inc.
0.00%,02/02/21(c)	25,800	25,799,570
0.00%,02/05/21(c)	13,000	12,999,621
Enel Finance America LLC
0.00%,02/09/21(c)	12,000	11,999,406
0.00%,02/11/21(c)	1,900	1,899,885
0.00%,03/18/21(c)	8,913	8,910,338
0.00%,03/23/21(c)	8,912	8,908,969
0.00%,05/06/21(c)	9,250	9,243,096
0.00%,05/13/21(c)	4,000	3,996,718
0.00%,07/08/21(c)	6,650	6,640,247
0.00%,07/09/21(c)	12,000	11,982,236
0.00%,07/21/21(c)	7,680	7,667,341
0.00%,07/28/21(c)	7,680	7,666,560
Engie SA
0.00%,02/10/21(c)	10,000	9,999,523
0.00%,03/09/21(c)	5,000	4,998,852
0.00%,07/01/21(c)	4,250	4,244,166

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2021	(Formerly iShares® Ultra Short-Term Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

0.00%,07/06/21(c)	$10,580	$10,564,769
EXXON Mobil Corp.,0.00%,07/02/21(c)	20,000	19,988,878
Fairway Finance Corp.,0.00%,07/07/21(c)	11,000	10,989,652
Fidelity National Information Services Inc.
0.00%,02/10/21(c)	25,000	24,998,625
0.00%,03/08/21(c)	25,000	24,994,432
0.00%,03/15/21(c)	7,200	7,198,020
0.00%,03/17/21(c)	32,000	31,990,684
FMS Wertmanagement, 0.00%, 05/14/21(c)	14,000	13,993,671
Goldman Sachs Bank USA/New York NY
0.00%,03/17/21(c)	8,000	7,998,527
0.00%,12/06/21(c)	3,500	3,491,655
0.00%,12/22/21(c)	12,000	11,968,499
0.00%,01/14/22(c)	8,400	8,374,847
Henkel of America Inc., 0.00%, 02/05/21(c)	6,430	6,429,887
Hitachi Capital America Corp., 0.00%, 02/16/21(c)	10,000	9,999,100
HSBC Bank PLC
0.00%,08/02/21(c)	15,000	14,983,658
0.00%,01/03/22(c)	13,000	12,970,130
0.36%,08/31/21, (3 mo. LIBOR US+0.140%)(a)	7,000	7,004,872
0.36%,09/13/21, (3 mo. LIBOR US+0.140%)(a)	5,000	5,003,373
0.37%,11/05/21, (3 mo. LIBOR US+0.140%)(a)	12,000	12,008,180
0.39%,08/06/21, (3 mo. LIBOR US+0.210%)(a)	10,000	10,009,808
0.44%,07/20/21, (3 mo. LIBOR US+0.220%)(a)	5,000	5,004,663
0.49%,06/09/21, (3 mo. LIBOR US+0.260%)(a)	15,000	15,012,491
Hyundai Capital America
0.00%,02/01/21(c)	7,000	6,999,913
0.00%,02/03/21(c)	9,000	8,999,813
0.00%,06/21/21(c)	25,000	24,962,760
0.00%,07/28/21(c)	3,750	3,744,100
0.00%,10/26/21(c)	17,500	17,451,977
Intercontinental Exchange Inc.
0.00%, 02/16/21(c)	14,045	14,042,795
0.00%, 03/08/21(c)	24,700	24,691,157
Ionic Capital II Trust
0.00%, 02/12/21(c)	17,000	16,998,810
0.00%, 03/05/21(c)	10,000	9,998,026
0.18%, 02/05/21(c)	8,000	7,999,720
Landesbank Baden-Wuerttemberg
0.00%,02/01/21(c)	15,000	14,999,846
0.00%,02/16/21(c)	8,000	7,999,400
0.00%,05/17/21(c)	20,000	19,987,640
0.00%,06/04/21(c)	10,000	9,992,510
LIME Funding LLC, 0.00%, 06/01/21(c)	12,000	11,991,759
Lloyds Bank PLC, 0.29%, 05/17/21,
(Update Replacements.xls: SOFRRATE + 0.200%)(a)	5,000	5,001,180
LVMH Moet Hennessy Louis Vuitton SE
0.00%,07/19/21(c)	10,000	9,991,593
0.00%,07/27/21(c)	20,700	20,681,473
Macquarie Bank Ltd.
0.00%,04/08/21(c)	3,000	2,999,011
0.00%,11/18/21(c)	10,000	9,984,129
0.00%,11/19/21(c)	15,000	14,976,112
0.29%,02/16/21,(3 mo.LIBOR US+0.070%)(a)	5,000	5,000,225
0.32%,11/12/21,(3 mo.LIBOR US+0.100%)(a)	5,000	5,000,000
Mizuho Bank Ltd./New York NY, 0.00%, 02/10/21(c)	6,660	6,659,756
National Australia Bank Ltd., 0.35%, 07/08/21, (3 mo.LIBOR US+0.120%)(a)	5,000	5,003,169
National Bank of Canada,0.26%,08/11/21, (3 mo.LIBOR US+0.050%)(a)	20,000	20,004,196
Security	Par (000)	Value

National Grid Holding Inc.
0.00%,02/18/21(c)	$12,320	$12,318,720
0.00%,03/26/21(c)	7,250	7,247,350
0.00%,03/29/21(c)	15,204	15,198,045
0.00%,03/30/21(c)	10,000	9,996,000
Natwest Market PLC
0.00%,02/01/21(c)	8,600	8,599,893
0.00%,06/22/21(c)	25,000	24,974,200
0.00%,01/04/22(c)	13,050	13,005,630
NextEra Energy Capital Holdings Inc.,0.00%,03/03/21(c)	11,100	11,097,924
PPG Industries Inc.,0.00%, 08/02/21(c)	25,364	25,318,119
Pricoa Short Term Funding LLC,0.00%, 02/16/21(c)	10,250	10,249,262
Pure Grove Funding LLC,0.00%,06/07/21(c)	7,000	6,994,406
Ridgefield Funding Co.LLC,0.00%,06/07/21(c)	15,000	14,988,282
Rogers Communications Inc.,0.00%,08/26/21(c)	6,170	6,157,105
Royal Bank of Canada,0.00%,05/03/21(c)	5,000	4,998,420
Salisbury Receivables Co. LLC
0.00%,02/08/21(c)	8,000	7,999,800
0.34%,02/19/21, (SOFRRATE + 0.300%)(a)	9,000	9,000,472
Shell International Finance BV
0.00%,06/09/21(c)	17,000	16,989,236
0.00%,06/22/21(c)	22,500	22,483,980
0.00%,07/08/21(c)	15,000	14,987,800
Societe Generale SA
0.00%,06/02/21(c)	20,000	19,986,842
0.00%,07/01/21(c)	15,000	14,987,250
0.00%,12/13/21(c)	15,000	14,957,880
0.00%,01/10/22(c)	10,000	9,968,250
0.00%,01/31/22,(3 mo.LIBOR US +0.100%)(a)	10,000	10,000,830
0.56%,06/08/21,(3 mo.LIBOR US +0.330%)(a)	17,000	17,017,553
Suncor Energy Inc.
0.00%,02/02/21(c)	2,735	2,734,954
0.00%,02/03/21(c)	3,750	3,749,922
0.00%,02/09/21(c)	7,750	7,749,621
0.00%,02/25/21(c)	5,000	4,999,261
0.00%,03/09/21(c)	15,000	14,996,555
0.00%,03/10/21(c)	4,893	4,891,842
0.00%,04/05/21(c)	3,000	2,998,636
0.00%,04/20/21(c)	10,600	10,593,608
0.00%,04/26/21(c)	3,000	2,997,999
0.00%,04/29/21(c)	4,902	4,898,569
0.00%,04/30/21(c)(d)	3,000	2,997,873
0.00%,05/13/21(c)	10,000	9,991,651
Svenska Handelsbanken/New York NY,0.00%,12/08/21(c)	8,000	7,984,002
Swedbank AB,0.00%,04/15/21(c)	10,000	9,997,446
TELUS Corp.
0.00%,04/23/21(c)	4,000	3,997,461
0.00%,06/14/21(c)	10,000	9,988,251
0.00%,07/13/21(c)	7,390	7,378,653
0.00%,07/20/21(c)	7,600	7,587,582
TransCanada PipeLines Ltd.
0.00%,02/04/21(c)	25,850	25,849,354
0.00%,02/10/21(c)	10,000	9,999,460
0.00%,02/11/21(c)	7,500	7,499,553
UBS AG/London
0.33%,01/11/22(a)	15,000	14,997,047
0.34%,11/12/21(a)	12,000	12,000,931
0.35%,10/14/21, (3 mo.LIBOR US+0.120%)(a)	18,000	18,008,774
0.38%,11/18/21(a)	10,000	10,003,172
0.39%,07/09/21, (3 mo.LIBOR US+0.170%)(a)	15,000	15,003,439
0.40%,12/02/21(a)	12,000	12,004,957

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2021	(Formerly iShares® Ultra Short-Term Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

0.42%, 06/23/21, (3 mo. LIBOR US + 0.180%)(a)	$12,000	$12,002,498
Volkswagen Group of America Finance LLC
0.00%, 10/25/21(c)	35,000	34,856,160
0.00%, 11/08/21(c)	15,000	14,934,792
0.00%, 11/10/21(c)	8,000	7,964,977
Walt Disney Co. (The), 0.00%, 02/19/21(c)	15,000	14,999,002
Waste Management Inc.
0.00%, 08/09/21(c)	22,000	21,966,677
0.00%, 09/10/21(c)	43,000	42,929,901
Western Union Co. (The), 0.00%, 02/02/21(c)	12,600	12,599,726
Westpac Banking Corp., 0.31%, 05/28/21, (3 mo. LIBOR US + 0.090%)(a)	8,000	8,003,092
Total Commercial Paper — 38.6%
(Cost: $2,003,390,400)		2,004,030,813

Corporate Bonds & Notes
Aerospace & Defense — 0.2%
General Dynamics Corp., 3.88%, 07/15/21 (Call 04/15/21)	4,156	4,187,245
Raytheon Technologies Corp., 2.80%, 03/15/22 (Call 02/15/22)	6,000	6,158,996
		10,346,241
Agriculture — 0.2%
Cargill Inc., 0.40%, 02/02/24 (Call 01/02/24)(d)	10,165	10,155,648
Auto Manufacturers — 4.5%
American Honda Finance Corp.
0.34%, 01/21/22, (3 mo. LIBOR US + 0.120%)(a)	7,000	7,003,141
0.42%, 02/12/21, (3 mo. LIBOR US + 0.210%)(a)	1,000	1,000,081
0.57%, 06/11/21, (3 mo. LIBOR US + 0.350%)(a)	4,120	4,125,261
0.65%, 09/08/23	20,000	20,140,307
0.65%, 09/08/23, (3 mo. LIBOR US + 0.420%)(a)	5,790	5,819,398
0.67%, 02/15/22, (3 mo. LIBOR US + 0.450%)(a)	14,400	14,464,498
2.20%, 06/27/22.	10,100	10,368,386
BMW U.S. Capital LLC
0.63%, 04/12/21, (3 mo. LIBOR US + 0.410%)(a)(d)	2,000	2,001,523
0.71%, 08/13/21, (3 mo. LIBOR US + 0.500%)(a)(d)	5,000	5,011,715
1.85%, 09/15/21 (Call 08/15/21)(d)	10,000	10,084,682
2.70%, 04/06/22 (Call 03/06/22)(d)	5,000	5,127,286
2.95%, 04/14/22(d)	5,000	5,149,767
3.10%, 04/12/21(d)	2,045	2,056,434
Daimler Finance North America LLC
0.66%, 02/22/21, (3 mo. LIBOR US + 0.450%)(a)(d)	3,000	3,000,807
2.00%, 07/06/21(d)	3,000	3,021,150
2.30%, 02/12/21(d)	1,535	1,535,825
3.40%, 02/22/22(d)	5,000	5,160,248
Hyundai Capital America
1.04%, 03/12/21, (3 mo. LIBOR US + 0.820%)(a)(d)	1,000	1,000,950
2.38%, 02/10/23(d)	7,560	7,777,350
2.85%, 11/01/22(d)	3,440	3,562,550
3.45%, 03/12/21(d)	2,200	2,206,875
3.75%, 07/08/21(d)	8,500	8,624,844
PACCAR Financial Corp.
0.47%, 05/10/21, (3 mo. LIBOR US + 0.260%)(a)	680	680,466
0.80%, 06/08/23.	2,760	2,789,621
3.10%, 05/10/21.	915	922,194
Toyota Motor Credit Corp.
0.33%, 06/13/22, (SOFRRATE + 0.300%)(a)	15,000	15,022,968
0.35%, 08/13/21, (3 mo. LIBOR US + 0.125%)(a)	15,345	15,350,360
0.37%, 02/14/22, (3 mo. LIBOR US + 0.150%)(a)	21,790	21,814,512
0.42%, 10/14/22, (SOFRRATE + 0.340%)(a)	13,000	13,025,314
Security	Par (000)	Value

Auto Manufacturers (continued)
0.45%, 07/22/22.	$6,580	$6,600,595
0.53%, 10/07/21, (3 mo. LIBOR US + 0.290%)(a)	12,500	12,526,406
Volkswagen Group of America Finance LLC
0.75%, 11/23/22(d)	11,350	11,394,264
1.10%, 09/24/21, (3 mo. LIBOR US + 0.860%)(a)(d)	3,870	3,889,392
2.50%, 09/24/21(d)	430	435,991
		232,695,161
Auto Parts & Equipment — 0.0%
Toyota Industries Corp., 3.11%, 03/12/22 (Call 02/12/22)(d)	1,000	1,027,117
Banks — 13.5%
ABN AMRO Bank NV
0.80%, 08/27/21, (3 mo. LIBOR US + 0.570%)(a)(d)	3,000	3,008,668
3.40%, 08/27/21(d)	4,060	4,133,143
ANZ New Zealand Int’l Ltd./London
1.23%, 07/28/21, (3 mo. LIBOR US + 1.010%)(a)(d)	4,000	4,019,153
2.13%, 07/28/21(d)	2,619	2,642,685
Australia & New Zealand Banking Group Ltd./New York NY, 2.55%, 11/23/21.	2,000	2,037,932
Bank of America Corp.
3.12%, 01/20/23 (Call 01/20/22), (3 mo. LIBOR US + 1.160%)(a)	1,615	1,657,030
5.00%, 05/13/21.	10,000	10,133,801
Bank of Montreal, Series D, 3.10%, 04/13/21	2,020	2,031,676
Bank of Nova Scotia (The)
0.66%, 04/20/21, (3 mo. LIBOR US + 0.440%)(a)	2,000	2,001,655
3.13%, 04/20/21.	6,021	6,059,113
Banque Federative du Credit Mutuel SA, 1.96%, 07/21/21(d)	7,000	7,056,129
BNZ International Funding Ltd./London, 2.90%, 02/21/22(d)	3,700	3,800,288
BPCE SA
0.54%, 02/17/22, (SOFRRATE + 0.440%)(a)(d)	7,300	7,314,799
2.65%, 02/03/21	1,200	1,200,084
2.75%, 12/02/21	11,945	12,190,161
2.75%, 01/11/23(d)	4,000	4,176,710
Canadian Imperial Bank of Commerce
0.53%, 02/02/21, (3 mo. LIBOR US + 0.315%)(a)	13,500	13,500,000
0.94%, 06/16/22, (3 mo. LIBOR US + 0.720%)(a)	3,480	3,510,355
2.70%, 02/02/21	1,680	1,680,000
Capital One N.A., 2.95%, 07/23/21 (Call 06/23/21)	4,500	4,546,741
Citibank N.A.
0.79%, 07/23/21 (Call 06/23/21), (3 mo. LIBOR US + 0.570%)(a)	2,000	2,004,158
3.17%, 02/19/22 (Call 03/01/21)(a)	13,751	13,770,093
Citigroup Inc.
0.95%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.870%)(a)	5,000	5,022,398
2.31%, 11/04/22 (Call 11/04/21), (SOFRRATE + 0.867%)(a)	5,000	5,069,859
2.70%, 03/30/21	4,000	4,016,320
2.75%, 04/25/22 (Call 03/25/22)	5,000	5,138,331
Commonwealth Bank of Australia/New York NY, 2.55%, 03/15/21	11,575	11,607,410
Cooperatieve Rabobank UA, 3.88%, 02/08/22.	1,925	1,995,979
Cooperatieve Rabobank UA/NY, 0.65%, 04/26/21, (3 mo. LIBOR US + 0.430%)(a)	1,000	1,000,883
Credit Agricole Corporate & Investment Bank SA, 0.40%, 01/15/23 (Call 01/15/22)	12,000	11,995,560
Credit Suisse AG/New York NY
0.50%, 02/02/24	5,335	5,333,691

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2021	(Formerly iShares® Ultra Short-Term Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
0.53%, 02/04/22, (SOFRRATE + 0.450%)(a)	$16,000	$16,052,861
1.00%, 05/05/23	5,000	5,068,655
1.00%, 02/02/24, (SOFRRATE + 0.390%)(a)	15,000	15,004,500
2.10%, 11/12/21	6,855	6,956,214
2.80%, 04/08/22	6,300	6,488,400
DBS Group Holdings Ltd., 2.85%, 04/16/22(d)	3,267	3,352,682
DNB Bank ASA
0.85%, 12/02/22,(3 mo. LIBOR US + 0.620%)(a)(d)	5,000	5,046,800
2.15%, 12/02/22(d)	9,455	9,771,991
2.38%, 06/02/21(d)	4,450	4,482,945
Fifth Third Bank NA, 1.80%, 01/30/23 (Call 12/30/22)	4,560	4,688,157
Goldman Sachs Group Inc. (The)
2.88%, 02/25/21 (Call 02/08/21)	10,000	10,004,400
3.00%, 04/26/22 (Call 04/26/21)	10,000	10,062,948
5.25%, 07/27/21	5,000	5,121,402
0.48%, 01/27/23 (Call 01/27/22)	5,000	5,001,151
Series FRN, 0.48%, 01/27/23 (Call 01/27/22),
(SOFRRATE + 0.410%)(a)	12,000	12,004,550
Series FRN, 0.63%, 11/17/23 (Call 11/17/22),
(SOFRRATE + 0.540%)(a)	7,000	7,019,111
Series VAR, 0.63%, 11/17/23 (Call 11/17/22),
(SOFRRATE + 0.538%)(a)	10,000	10,012,215
HSBC Holdings PLC, 3.40%, 03/08/21	5,000	5,015,008
ING Bank NV, 2.05%, 08/15/21(d)	5,865	5,922,210
JPMorgan Chase & Co.
3.21%, 04/01/23 (Call 04/01/22), (3 mo. LIBOR US + 0.695%)(a)	4,118	4,251,964
3.51%, 06/18/22 (Call 06/18/21), (3 mo. LIBOR US + 0.610%)(a)	7,972	8,069,754
KeyBank N.A./Cleveland OH, 3.30%, 02/01/22	2,115	2,178,636
Kookmin Bank/Seoul, 1.00%, 08/03/22, (SOFRRATE + 0.450%)(a)(d)	10,535	10,535,934
Korea Development Bank (The)
0.57%, 02/18/23, (3 mo. LIBOR US + 0.350%)(a)	16,455	16,472,812
0.64%, 03/21/22, (SOFRRATE + 0.550%)(a)(d)	12,500	12,539,994
Lloyds Bank PLC, 3.30%, 05/07/21	3,000	3,024,494
Macquarie Bank Ltd.0.44%, 12/16/22(d)	7,460	7,459,275
0.65%, 11/24/21, (3 mo. LIBOR US + 0.450%)(a)(d)	26,000	26,082,498
2.10%, 10/17/22(d)	9,450	9,736,273
Mitsubishi UFJ Financial Group Inc.
2.11%, 03/01/21, (3 mo. LIBOR US + 1.880%)(a)	3,761	3,766,400
3.54%, 07/26/21	2,500	2,539,168
Morgan Stanley 0.53%, 01/25/24 (Call 01/25/23), (SOFRRATE + 0.455%)(a)	10,000	9,998,954
0.56%, 11/10/23 (Call 11/10/22), (SOFRRATE + 0.466%)(a)	15,000	15,011,524
0.73%, 01/20/23 (Call 01/20/22),	32,000	32,129,622
0.91%, 06/10/22 (Call 06/10/21),	5,000	5,010,720
1.62%, 04/21/21, (3 mo. LIBOR US + 1.400%)(a)	2,000	2,005,637
2.50%, 04/21/21	3,000	3,015,083
2.63%, 11/17/21	6,000	6,111,049
MUFG Bank Ltd., 2.85%, 09/08/21(d)	1,400	1,422,025
MUFG Union Bank N.A., 3.15%, 04/01/22 (Call 03/01/22)	4,000	4,122,441
National Australia Bank Ltd., 0.63%, 12/13/22, (3 mo. LIBOR US + 0.410%)(a)(d)	3,500	3,515,249
Security	Par (000)	Value

Banks (continued)
National Australia Bank Ltd./New York 1.88%, 07/12/21	$5,000	$5,037,051
1.88%, 12/13/22	4,460	4,598,322
3.38%, 09/20/21	2,100	2,139,732
3.70%, 11/04/21	3,035	3,110,329
Nordea Bank Abp
1.00%, 06/09/23(d)	3,135	3,186,055
2.25%, 05/27/21(d)	4,250	4,277,781
Royal Bank of Canada, 3.20%, 04/30/21	5,000	5,036,416
Santander UK PLC
2.10%, 01/13/23	2,670	2,757,684
3.40%, 06/01/21	10,391	10,499,848
Skandinaviska Enskilda Banken AB
0.65%, 05/17/21, (3 mo. LIBOR US + 0.430%)(a)(d)	4,000	4,004,612
0.86%, 12/12/22, (3 mo. LIBOR US + 0.645%)(a)(d)	3,000	3,025,344
2.20%, 12/12/22(d)	2,845	2,943,647
2.63%, 03/15/21	6,000	6,017,640
3.05%, 03/25/22(d)	3,000	3,093,429
Societe Generale SA
2.50%, 04/08/21(d)	5,460	5,482,680
5.20%, 04/15/21(d)	3,571	3,607,317
Sumitomo Mitsui Banking Corp., 3.95%, 01/12/22(d)	2,000	2,068,828
Sumitomo Mitsui Financial Group Inc., 0.51%, 01/12/24	3,580	3,587,733
Sumitomo Mitsui Trust Bank Ltd., 0.80%, 09/12/23(d)	22,359	22,566,674
Suncorp-Metway Ltd., 2.80%, 05/04/22(d)	895	922,211
Svenska Handelsbanken AB, 0.63%, 06/30/23(d)	6,310	6,346,802
Swedbank AB
0.60%, 09/25/23(d)	10,000	10,017,000
1.30%, 06/02/23(d)	6,680	6,811,249
Truist Bank, 1.25%, 03/09/23 (Call 02/09/23)	15,000	15,284,187
U.S. Bank NA/Cincinnati OH, 0.65%, 05/23/22
(Call 04/22/22), (3 mo. LIBOR US + 0.440%)(a)	4,750	4,771,923
UBS AG/London, 1.75%, 04/21/22 (Call 03/21/22)(d)	6,085	6,187,876
United Overseas Bank Ltd., 0.70%, 04/23/21, (3 mo. LIBOR US + 0.480%)(a)(d)	2,000	1,995,625
Wells Fargo & Co.
1.24%, 07/26/21, (3 mo. LIBOR US + 1.025%)(a)	1,750	1,758,262
1.57%, 03/04/21, (3 mo. LIBOR US + 1.340%)(a)	5,000	5,005,735
2.10%, 07/26/21	2,000	2,018,167
2.50%, 03/04/21	2,200	2,204,289
Wells Fargo Bank N.A.
0.73%, 10/22/21 (Call 09/21/21), (3 mo. LIBOR US + 0.510%)(a)	2,000	2,006,089
0.89%, 09/09/22 (Call 09/09/21), (3 mo. LIBOR US + 0.660%)(a)	15,000	15,056,189
2.90%, 05/27/22 (Call 05/27/21), (3 mo. LIBOR US + 0.610%)(a)	13,910	14,025,838
Westpac Banking Corp.
2.00%, 08/19/21	7,245	7,315,171
2.00%, 01/13/23	2,375	2,454,516
		700,952,762
Beverages — 0.0%
PepsiCo Inc., 0.75%, 05/01/23	1,615	1,635,266
Biotechnology — 0.7%
Gilead Sciences Inc.
0.38%, 09/17/21, (3 mo. LIBOR US + 0.150%)(a)	14,100	14,108,589
0.75%, 09/29/23 (Call 09/30/21)	10,295	10,317,657

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2021	(Formerly iShares® Ultra Short-Term Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Biotechnology (continued)
0.77%, 09/29/23 (Call 09/29/21),
(3 mo. LIBOR US + 0.520%)(a)	$10,800	$10,827,288
		35,253,534
Chemicals — 0.0%
Air Liquide Finance SA, 1.75%, 09/27/21 (Call 08/27/21)(d)	3,000	3,026,452
Computers — 0.3%
International Business Machines Corp., 0.62%, 05/13/21, (3 mo. LIBOR US + 0.400%)(a)	14,000	14,016,786
Diversified Financial Services — 0.5%
American Express Co.
0.82%, 11/05/21 (Call 10/05/21), (3 mo. LIBOR US + 0.600%)(a)	10,193	10,230,129
3.00%, 02/22/21 (Call 02/10/21)	3,200	3,201,979
American Express Credit Corp., 2.25%, 05/05/21 (Call 04/04/21)	10,858	10,896,315
		24,328,423
Electric — 2.7%
Dominion Energy Inc., Series D, 0.75%, 09/15/23 (Call 09/15/21), (3 mo. LIBOR US + 0.530%)(a)	30,560	30,626,138
Duke Energy Corp., 2.40%, 08/15/22 (Call 07/15/22)	5,000	5,144,997
Duke Energy Progress LLC, Series A, 0.40%, 02/18/22 (Call 02/18/21), (3 mo. LIBOR US + 0.180%)(a)	10,000	10,000,860
Florida Power & Light Co., 0.60%, 07/28/23 (Call 03/01/21), (3 mo. LIBOR US + 0.380%)(a)	11,470	11,470,470
NextEra Energy Capital Holdings Inc.
0.70%, 05/04/21, (3 mo. LIBOR US + 0.480%)(a)	39,250	39,293,586
0.93%, 02/25/22, (3 mo. LIBOR US + 0.720%)(a)	3,000	3,020,303
2.40%, 09/01/21	5,925	5,998,503
2.90%, 04/01/22	2,260	2,329,346
PPL Electric Utilities Corp., 0.50%, 09/28/23 (Call 09/28/22), (3 mo. LIBOR US + 0.250%)(a)	8,710	8,718,504
WEC Energy Group Inc., 0.55%, 09/15/23	16,705	16,779,835
Xcel Energy Inc., 0.50%, 10/15/23 (Call 09/15/23)	7,560	7,573,557
		140,956,099
Electronics — 0.7%
Honeywell International Inc.
0.46%, 08/19/22 (Call 08/19/21), (3 mo. LIBOR US + 0.230%)(a)	10,460	10,472,344
0.48%, 08/19/22 (Call 08/19/21)	23,330	23,361,300
Roper Technologies Inc., 0.45%, 08/15/22	2,390	2,394,949
		36,228,593
Insurance — 2.6%
Jackson National Life Global Funding, 0.70%, 01/06/23, (SOFRRATE + 0.600%)(a)(d)	26,000	26,166,225
MassMutual Global Funding II
0.85%, 06/09/23(d)	8,328	8,424,565
2.00%, 04/15/21(d)	6,900	6,924,925
MET Tower Global Funding, 0.63%, 01/17/23, (SOFRRATE + 0.550%)(a)(d)	22,000	22,144,856
Metropolitan Life Global Funding I
0.39%, 01/07/24, (SOFRRATE + 0.320%)(a)(d)	27,000	27,026,895
0.44%, 09/08/22, (SOFRRATE + 0.350%)(a)(d)	23,000	23,044,981
0.66%, 01/13/23, (SOFRRATE + 0.570%)(a)(d)	16,460	16,579,234
Protective Life Global Funding, 0.63%, 10/13/23(d)	4,820	4,850,229
		135,161,910
Security	Par (000)	Value

Machinery — 1.1%
Caterpillar Financial Services Corp.
0.41%, 11/12/21, (3 mo. LIBOR US + 0.200%)(a)	$7,000	$7,009,733
0.45%, 03/15/21, (3 mo. LIBOR US + 0.230%)(a)	1,000	1,000,317
0.46%, 01/06/22, (3 mo. LIBOR US + 0.220%)(a)	2,085	2,088,703
0.53%, 03/08/21, (3 mo. LIBOR US + 0.300%)(a)	7,000	7,001,752
0.95%, 05/13/22	12,000	12,105,066
0.96%, 05/13/22, (3 mo. LIBOR US + 0.735%)(a)	5,000	5,044,673
2.90%, 03/15/21	1,500	1,504,887
Series I, 2.65%, 05/17/21	8,810	8,873,937
John Deere Capital Corp.
0.46%, 03/12/21, (3 mo. LIBOR US + 0.240%)(a)	1,000	1,000,370
0.55%, 07/05/22	11,060	11,111,773
		56,741,211
Media — 0.1%
Walt Disney Co. (The), 0.48%, 09/01/21, (3 mo. LIBOR US + 0.250%)(a)	4,320	4,324,958
Oil & Gas — 0.8%
Chevron Corp., 1.14%, 05/11/23	4,510	4,592,818
Chevron USA Inc., 0.41%, 08/11/23, (3 mo. LIBOR US + 0.200%)(a)	37,065	37,113,072
		41,705,890
Oil & Gas Services — 0.0%
Schlumberger Finance Canada Ltd., 2.65%, 11/20/22 (Call 10/20/22)(d)	2,500	2,590,587
Pharmaceuticals — 1.8%
AbbVie Inc.
0.56%, 05/21/21, (3 mo. LIBOR US + 0.350%)(a)	9,000	9,007,523
2.15%, 11/19/21	23,000	23,330,620
2.30%, 05/14/21 (Call 04/14/21)	27,593	27,719,885
3.45%, 03/15/22 (Call 01/15/22)	5,442	5,598,157
5.00%, 12/15/21 (Call 09/16/21)	7,000	7,203,165
Bristol-Myers Squibb Co., 2.55%, 05/14/21	8,000	8,052,550
Merck & Co. Inc., 2.35%, 02/10/22	1,998	2,040,867
Pfizer Inc., 3.00%, 09/15/21	1,670	1,699,370
Sanofi, 4.00%, 03/29/21	8,000	8,049,533
		92,701,670
Pipelines — 0.3%
Enterprise Products Operating LLC
2.80%, 02/15/21	4,000	4,003,626
2.85%, 04/15/21 (Call 03/15/21)	5,716	5,733,508
3.50%, 02/01/22	7,565	7,796,905
		17,534,039
Retail — 1.0%
7-Eleven Inc., 1.00%, 08/10/22 (Call 08/10/21), (3 mo. LIBOR US + 0.450%)(a)(d)	51,240	51,270,798
Savings & Loans — 0.5%
Nationwide Building Society
0.55%, 01/22/24(d)	16,520	16,516,005
2.00%, 01/27/23(d)	10,890	11,232,312
		27,748,317
Semiconductors — 0.2%
Lam Research Corp., 2.80%, 06/15/21 (Call 05/15/21)	9,905	9,978,539
Software — 0.2%
Adobe Inc., 1.70%, 02/01/23	4,010	4,122,227
Oracle Corp., 1.90%, 09/15/21 (Call 08/15/21)	5,000	5,044,719
		9,166,946

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2021	(Formerly iShares® Ultra Short-Term Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications — 0.4%
Rogers Communications Inc., 0.84%, 03/22/22, (3 mo. LIBOR US + 0.600%)(a)	$18,675	$18,790,516

Transportation — 0.1% Ryder System Inc., 2.88%, 06/01/22 (Call 05/01/22)	4,899	5,046,971
Total Corporate Bonds & Notes — 32.4% (Cost: $1,674,582,222		1,683,384,434
Municipal Debt Obligations
Arizona — 0.1%
County of Pima AZ COP
0.38%, 12/01/21	1,950	1,948,947
0.48%, 12/01/22	1,020	1,019,092
Mizuho Floater/Residual Trust RB, 0.54%, 12/01/58
(Put 03/04/21)(a)(d)(e)	3,500	3,500,000
		6,468,039
California — 0.3%
California Health Facilities Financing Authority RB, 0.42%, 06/01/22	2,400	2,405,712
Mizuho Floater/Residual Trust RB, 0.54%, 09/01/27 (Put 03/04/21)(a)(d)(e)	10,994	10,993,624
Port of Oakland RB, 0.82%, 05/01/23	480	483,715
		13,883,051
Connecticut — 0.0%
State of Connecticut GO, Series A, 3.00%, 07/01/21	1,800	1,821,528
Hawaii — 0.2%
State of Hawaii GO
0.43%, 10/01/22	4,945	4,963,395
0.57%, 10/01/23	3,800	3,826,448
		8,789,843
Minnesota — 0.2%
Taxable Municipal Funding Trust RB, 0.42%, 11/15/49 (Put 03/04/21)(a)(d)(e)	9,750	9,750,000
New Jersey — 0.1%
Taxable Municipal Funding Trust RB, 0.42%, 09/01/27 (Put 03/04/21)(a)(d)(e	4,500	4,500,000
New York — 2.1%
City of New York NY GO
0.31%, 08/01/21	13,350	13,356,541
0.40%, 11/01/21.	4,990	4,996,687
0.43%, 08/01/22	5,575	5,588,937
Long Island Power Authority RB
0.66%, 03/01/22 (Call 06/01/21	665	665,685
0.76%, 03/01/23 (Call 06/01/22	1,290	1,295,354
Mizuho Floater/Residual Trust RB
VRDN, 0.54%, 02/01/23 (Put 03/04/21)(a)(d)(e)	13,000	13,000,000
VRDN, 0.54%, 07/01/25 (Put 03/04/21)(a)(d)(e)	6,300	6,300,000
VRDN, 0.54%, 03/01/31 (Put 03/04/21)(a)(d)(e)	18,000	18,000,000
VRDN, 0.54%, 03/01/31 (Put 03/04/21)(a)(d)(e)	9,365	9,365,000
Port Authority of New York & New Jersey RB, Series AAA,
1.09%, 07/01/23.	12,570	12,779,416
Taxable Municipal Funding Trust RB, 0.42%, 01/16/25
(Put 03/04/21)(a)(d)(e)	25,000	25,000,000
		110,347,620
Security	Par (000)	Value

Texas — 0.2%
City of Houston Texas Airport System Revenue RB, 0.88%, 07/01/22	$690	$695,203
Dallas FT Worth International Airport, ARB, 0.38%, 08/25/21	11,335	11,336,939
		12,032,142
Total Municipal Debt Obligations — 3.2% (Cost $167,279,468)		167,592,223

Repurchase Agreements(f)

Bank of America Securities Inc., 0.77%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $7,000,449, collateralized by non-agency mortgage-backed security, 0.00% to 3.00%, due 10/25/58 to 7/25/2060 , par and fair value of $31,600,831 and 8,264,295, respectively) (a) .	7,000	7,000,000
Citigroup Global Markets Inc., 0.51%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $9,000,383,collateralized by non-agency mortgage-backed security,2.50% to 6.82%, due 02/15/35 to 12/15/62, par and fair value of $10,347,790 and 10,169,414, respectively) (a) .	9,000	9,000,000
Citigroup Global Markets Inc., 2.49%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $12,002,490, collateralized by non-agency mortgage-backed security, 2.50% to 7.48%, due 08/01/33 to 12/15/62, par and fair value of $12,705,107 and 13,316,644, respectively) (a) .	12,000	12,000,000
Credit Suisse Securities (USA) LLC, 0.75%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $25,001,563, collateralized by non-agency mortgage-backed security, 0.36% to 9.00%, due 04/15/21 to 12/31/99, par and fair value of $512,710,257 and 28,726,620, respectively) (a) .	25,000	25,000,000
Mizuho Securities USA Inc., 0.67%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $6,000,335, collateralized by U.S. Treasury Obligation, 1.50%, due 09/15/22, par and fair value of $5,953,500 and 6,120,051, respectively) (a	6,000	6,000,000
Mizuho Securities USA Inc., 0.76%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $11,000,697, collateralized by U.S. Treasury Obligation, 1.50, due 09/15/22, par and fair value of $10,914,700 and 11,220,043, respectively) (a)	11,000	11,000,000
Mizuho Securities USA Inc., 1.12%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $25,002,333, collateralized by non-agency mortgage-backed security, 0.16% to 4.22%, due 01/16/29 to 10/25/38, par and fair value of $26,109,602 and 26,250,000, respectively) (a) .	25,000	25,000,000
Tri-Party BNP Paribas, 0.45%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $18,000,675, collateralized by non-agency mortgage-backed security, 0.00% to 9.50%, due 10/12/21 to 01/01/99, par and fair value of $27,072,431 and 19,793,889, respectively) (a) .	18,000	18,000,000
Tri-Party BNP Paribas, 0.46%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $20,000,767, collateralized by non-agency mortgage-backed security, 2.82% to 11.50%, due 03/01/23 to 01/01/99, par and fair value of $20,780,137 and 22,163,183, respectively) (a) .	20,000	20,000,000

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2021	(Formerly iShares® Ultra Short-Term Bond ETF)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tri-Party Goldman Sachs & Co. LLC, 0.54%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $40,001,800, collateralized by non-agency mortgage-backed security, 0.75% to 8.00%, due 03/07/21 to 07/15/80, par and fair value of $37,933,084 and $41,440,305, respectively) (a)	$40,000	$40,000,000
Wells Fargo Securities, 0.36%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $10,000,300, collateralized by non-agency mortgage-backed security, 0.00% to 2.13%, due 01/18/22 to 09/16/22, par and fair value of $10,065,476 and 10,200,001, respectively) (a)	10,000	10,000,000
Wells Fargo Securities, 0.37%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $8,000,247, collateralized by non-agency mortgage-backed security, 2.95%, due 08/17/57, par and fair value of $7,729,958 and $8,560,001, respectively) (a)	8,000	8,000,000
Wells Fargo Securities, 0.57%, 02/01/21 (Purchased on 01/29/21 to be repurchased at $15,000,713, collateralized by non-agency mortgage-backed security, 2.69% to 3.08%, due 02/21/36 to 11/19/37, par and fair value of $17,240,106 and 17,250,001, respectively) (a)	15,000	15,000,000
Total Repurchase Agreements — 4.0% (Cost: $206,000,000)		206,000,000

U.S. Government Agency Obligations

U.S. Government Agency Obligations — 0.5%
Federal Home Loan Mortgage Corp., 0.40%, 08/18/23	25,000	25,002,632
Total U.S. Government Agency Obligations — 0.5% (Cost: $25,000,000)		25,002,632
Security	Shares (000)	Value

Money Market Funds

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	16,270	$16,270,000
Total Money Market Funds — 0.3% (Cost: $16,270,000)		16,270,000
Total Investments in Securities — 101.7%
(Cost: $5,274,147,059)		5,284,882,105
Other Assets, Less Liabilities — (1.7)%		(87,420,433)
Net Assets — 100.0%		$5,197,461,672

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(c)	Rates are discount rates or a range of discount rates at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(f)	Maturity date represents next reset date. (g) Affiliate of the Fund.

(h)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$53,040,000	$—	$(36,770,000	(a)	$—	$—	$16,270,000	16,270	$3,881	$—

(a)	Represents net amount purchased (sold)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.IN

Schedule of Investments (unaudited) (continued)	BlackRock Ultra Short-Term Bond ETF
January 31, 2021	(Formerly iShares® Ultra Short-Term Bond ETF)

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of January 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Asset-Backed Securities	$—	$69,013,790	$—	$69,013,790
Certificates of Deposit	—	1,105,687,988	7,900,225	1,113,588,213
Commercial Paper	—	2,004,030,813	—	2,004,030,813
Corporate Bonds & Notes	—	1,683,384,434	—	1,683,384,434
Municipal Debt Obligations	—	167,592,223	—	167,592,223
Repurchase Agreements	—	206,000,000	—	206,000,000
U.S. Government Agency Obligations	—	25,002,632	—	25,002,632
Money Market Funds	16,270,000	—	—	16,270,000
	$16,270,000	$5,260,711,880	$7,900,225	$5,284,882,105

Portfolio Abbreviations - Fixed Income

COP	Certificates of Participation

GO	General Obligation

LIBOR	London Interbank Offered Rate

RB	Revenue Bond